Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2018